Equity accounted investments- Mimosa (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	R 5,621	R 4,039
Balance at end of the year	7,594	5,621	R 4,039
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	3,929	2,688	2,492
Share of results of equity-accounted investee after tax	1,702	1,300	376
Dividends received	(667)	(103)	(111)
Foreign currency translation	449	44	(69)
Balance at end of the year	R 5,413	R 3,929	R 2,688